RIF-Q3

Quarterly Report
May 31, 2026
MFS®  Research
International Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 2.3%
Babcock International Group PLC	4,829,167	$71,310,199
MTU Aero Engines Holding AG	486,037	177,613,980
Thales S.A.	588,264	164,333,161
		$413,257,340
Alcoholic Beverages – 1.2%
Davide Campari-Milano N.V. (l)	14,857,377	$97,080,648
Pernod Ricard S.A.	1,633,645	120,845,740
		$217,926,388
Apparel, Footwear, & Accessories – 2.2%
Burberry Group PLC (a)	2,295,306	$36,443,928
Compagnie Financiere Richemont S.A.	821,974	177,863,569
LVMH Moet Hennessy Louis Vuitton SE	307,631	169,740,143
		$384,047,640
Auto & Auto Components – 1.7%
Compagnie Generale des Etablissements Michelin	2,364,761	$86,912,667
Shimano, Inc.	703,100	72,863,878
Suzuki Motor Corp.	11,246,400	139,357,488
		$299,134,033
Brokerage & Asset Managers – 0.8%
CVC Capital Partners PLC	8,393,034	$134,509,555
Business Services – 0.2%
Fujitsu Ltd.	1,822,700	$38,544,901
Chemicals – 4.8%
Akzo Nobel N.V.	1,142,659	$87,511,463
Croda International PLC	2,142,080	87,724,903
FUJIFILM Holdings Corp.	3,211,900	66,994,831
Linde PLC	628,353	312,725,004
Shin-Etsu Chemical Co. Ltd.	4,204,000	204,782,168
Symrise AG	1,017,808	93,905,226
		$853,643,595
Construction – 1.8%
James Hardie Industries PLC, GDR (a)	4,312,292	$98,934,784
Sika AG	404,080	79,361,302
Techtronic Industries Co. Ltd.	9,377,500	139,162,583
		$317,458,669
Consumer Products – 2.4%
Beiersdorf AG	1,442,982	$116,436,433
Haleon PLC	45,218,535	205,036,128
Uni-Charm Corp.	16,727,100	99,586,452
		$421,059,013
Diversified Financial Services – 3.3%
B3 S.A. - Brasil Bolsa Balcao	28,090,100	$91,878,691
Deutsche Boerse AG	578,978	167,209,182
London Stock Exchange Group PLC	1,358,284	165,030,493
Mastercard, Inc., “A”	333,027	164,508,677
		$588,627,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.4%
Legrand S.A.	1,382,528	$238,097,484
Mitsubishi Electric Corp.	5,379,000	221,489,229
Schneider Electric SE	1,590,213	500,709,753
		$960,296,466
Energy - Independent – 4.7%
Aker BP ASA	4,383,653	$157,682,461
Eni S.p.A.	8,636,688	226,963,407
Reliance Industries Ltd.	5,079,899	70,648,027
TotalEnergies SE	4,252,163	372,871,891
		$828,165,786
Engineering - Construction – 0.7%
Taisei Corp.	1,370,000	$120,514,237
Entertainment & Leisure – 1.1%
Sony Group Corp.	8,890,100	$192,242,517
Food & Beverages – 0.9%
Ajinomoto Co., Inc.	2,832,100	$91,614,474
Novozymes A.S.	1,273,976	74,059,703
		$165,674,177
Food & Drug Stores – 0.7%
Alimentation Couche-Tard, Inc.	583,850	$32,985,947
Jeronimo Martins SGPS S.A.	3,960,430	83,889,114
		$116,875,061
Global Systemically Important Banks – 9.8%
Barclays PLC	43,679,158	$269,378,611
BNP Paribas S.A.	2,634,959	285,673,974
ING Groep N.V.	8,996,814	280,186,640
Mizuho Financial Group, Inc.	11,128,500	502,744,216
Toronto-Dominion Bank	1,473,659	168,621,265
UBS Group AG	5,106,627	242,328,440
		$1,748,933,146
Hardware, Peripherals, & Assembly – 3.9%
Hitachi Ltd.	13,392,900	$434,418,870
NEC Corp.	3,990,400	102,801,062
Samsung Electronics Co. Ltd.	762,308	160,352,778
		$697,572,710
Insurance – 5.7%
AIA Group Ltd.	20,549,400	$215,670,501
Aon PLC	471,267	148,948,648
Beazley PLC	3,249,863	56,064,115
Hiscox Ltd.	9,471,524	223,090,184
Samsung Fire & Marine Insurance Co. Ltd.	308,110	116,333,504
Sompo Holdings, Inc.	4,381,300	163,901,582
Willis Towers Watson PLC	356,411	88,985,134
		$1,012,993,668
Machinery & Tools – 5.1%
Atlas Copco AB	8,837,150	$169,840,278
Daikin Industries Ltd.	974,800	142,518,557
GEA Group AG	1,659,401	107,324,857
Keyence Corp.	340,200	171,119,970
RB Global, Inc.	1,088,611	115,813,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax Group PLC	1,060,647	$99,486,185
Weir Group PLC	2,970,538	97,850,343
		$903,953,903
Media – 1.1%
Spotify Technology S.A. (a)	222,385	$110,676,567
Wolters Kluwer N.V.	1,121,170	79,797,832
		$190,474,399
Medical Equipment – 2.0%
Alcon, Inc.	1,223,681	$81,678,022
ConvaTec Group PLC	32,975,062	89,791,982
QIAGEN N.V.	2,632,572	97,170,129
Terumo Corp.	6,290,200	94,827,930
		$363,468,063
Metals & Mining – 3.2%
Glencore PLC	28,167,144	$215,381,794
Mitsui & Co. Ltd.	4,029,000	133,823,564
Northern Star Resources Ltd. Co.	2,966,049	40,100,066
Rio Tinto PLC	1,753,911	188,203,487
		$577,508,911
Natural Gas - Pipeline – 0.3%
APA Group	7,863,461	$56,970,789
Non-Global Systemically Important Banks – 6.6%
Banco Bilbao Vizcaya Argentaria S.A.	10,930,295	$256,384,268
Banco Bradesco S.A., ADR	36,168,736	126,228,889
Bank of Ireland Group PLC	10,817,278	219,982,110
BPER Banca S.p.A. (l)	16,533,212	224,045,397
HDFC Bank Ltd.	19,194,189	150,431,931
NatWest Group PLC	25,143,306	202,959,745
		$1,180,032,340
Pharmaceuticals & Biotechnology – 7.3%
AstraZeneca PLC	1,701,763	$316,309,247
CSL Ltd.	1,055,528	73,294,233
Daiichi Sankyo Co. Ltd.	7,653,700	129,776,265
Merck KGaA	988,028	150,796,201
Novartis AG	2,489,524	375,780,818
Roche Holding AG	572,814	241,659,920
		$1,287,616,684
Retail & E-commerce – 1.3%
Next PLC	556,213	$98,987,212
Nitori Co. Ltd.	2,365,000	38,883,323
Pan Pacific International Holdings Corp.	16,257,600	89,645,712
		$227,516,247
Semiconductor & Electronic Components – 7.7%
ASML Holding N.V.	243,448	$393,224,606
DISCO Corp.	343,300	140,303,249
Renesas Electronics Corp.	3,911,200	110,510,156
Taiwan Semiconductor Manufacturing Co. Ltd.	5,212,326	391,854,168
Tokyo Electron Ltd.	1,023,200	336,772,951
		$1,372,665,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 1.0%
Cadence Design Systems, Inc. (a)	237,490	$89,042,126
Constellation Software, Inc.	46,582	95,378,136
		$184,420,262
Telecom - Infrastructure – 0.6%
Cellnex Telecom S.A.	3,198,567	$107,521,880
Telecom Services – 2.6%
Advanced Info Service Public Co. Ltd.	5,276,500	$57,231,664
KDDI Corp.	9,513,200	163,575,790
Koninklijke KPN N.V.	22,846,398	119,010,116
SoftBank Group Corp.	2,450,300	115,249,410
		$455,066,980
Tobacco – 1.4%
British American Tobacco PLC	4,134,711	$255,636,722
Travel, Gaming, & Lodging – 1.7%
Accor S.A.	1,493,457	$81,924,749
Aristocrat Leisure Ltd.	1,818,974	65,500,133
Japan Airlines Corp.	2,312,200	39,771,902
Qantas Airways Ltd.	11,439,731	77,618,594
Sands China Ltd.	14,912,800	29,171,385
		$293,986,763
Utilities – 2.4%
China Resources Gas Group Ltd.	14,253,900	$33,448,075
CLP Holdings Ltd.	5,709,500	55,733,358
E.ON SE	5,655,188	120,051,020
National Grid PLC (l)	13,075,161	210,507,423
		$419,739,876
Total Common Stocks		$17,388,054,894

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	105,955	$0

Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.69% (v)	303,335,184	$303,365,517
Collateral for Securities Loaned – 1.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	275,830,840	$275,830,840

Other Assets, Less Liabilities – (1.2)%		(214,674,911)
Net Assets – 100.0%		$17,752,576,340

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $303,365,517 and
$17,663,885,734, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$4,158,634,684	$—	$—	$4,158,634,684
United Kingdom	2,889,192,701	—	—	2,889,192,701
France	2,021,109,562	—	—	2,021,109,562
Switzerland	1,198,672,071	—	—	1,198,672,071
Netherlands	1,094,240,212	—	—	1,094,240,212
Germany	1,030,507,028	—	—	1,030,507,028
United States	804,209,589	—	—	804,209,589
Italy	548,089,452	—	—	548,089,452
Hong Kong	439,737,827	—	—	439,737,827
Other Countries	3,203,661,768	0	—	3,203,661,768
Investment Companies	579,196,357	—	—	579,196,357
Total	$17,967,251,251	$0	$—	$17,967,251,251
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$290,703,125	$2,442,427,105	$2,429,769,512	$26,129	$(21,330)	$303,365,517

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,956,946	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
Japan	23.5%
United Kingdom	16.3%
France	11.4%
Switzerland	6.8%
United States	6.4%
Netherlands	6.2%
Germany	5.8%
Italy	3.1%
Hong Kong	2.5%
Other Countries	18.0%